Subsequent Events (Details Narrative)	Mar. 13, 2025 USD ($) $ / shares shares	Feb. 26, 2025 USD ($) $ / shares shares	Feb. 20, 2025 USD ($) $ / shares shares	Feb. 10, 2025 USD ($) $ / shares shares	Jan. 06, 2025 USD ($) $ / shares shares	Oct. 25, 2024 USD ($) $ / shares shares	Oct. 11, 2024 $ / shares shares	Mar. 31, 2025 $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 $ / shares	Sep. 12, 2023 USD ($)	Sep. 12, 2023 MYR (RM)	Sep. 05, 2023 $ / shares	May 22, 2023 $ / shares	May 10, 2023 USD ($)	May 10, 2023 MYR (RM)	Apr. 20, 2023 USD ($)	Apr. 20, 2023 MYR (RM)	Oct. 31, 2022 USD ($)	Oct. 31, 2022 MYR (RM)
Subsequent Event [Line Items]
Prepaid expense current and noncurrent									$ 896,234	RM 4,100,000		$ 1,065,235	RM 5,000,000			$ 2,413,498	RM 11,000,000	$ 217,851	RM 1,000,000	$ 2,110,640	RM 10,000,000
Common stock par value | $ / shares								$ 0.001	$ 0.001		$ 0.001			$ 0.001	$ 0.001
Purchase price per share | $ / shares									$ 0.67
Nova Samoa [Member]
Subsequent Event [Line Items]
Number of purchase order consideration shares | shares							3,321,429
Sale of stock price per share | $ / shares							$ 1.40
Nova Samoa [Member] | Flyguy Resources [Member]
Subsequent Event [Line Items]
Purchase order consideration amount | $		$ 810,000
Nova Samoa [Member] | Twenty Nine Business [Member]
Subsequent Event [Line Items]
Purchase order consideration amount | $		$ 742,500
Subsequent Event [Member] | Nova Samoa [Member]
Subsequent Event [Line Items]
Number of purchase order consideration shares | shares		4,909,616
Sale of stock price per share | $ / shares		$ 0.65
Subsequent Event [Member] | Nova Samoa [Member] | Flyguy Resources [Member]
Subsequent Event [Line Items]
Purchase order consideration amount | $		$ 810,000
Subsequent Event [Member] | Nova Samoa [Member] | Twenty Nine Business [Member]
Subsequent Event [Line Items]
Purchase order consideration amount | $		742,500
Subsequent Event [Member] | Nova Samoa [Member] | Slate Stone Chialing [Member]
Subsequent Event [Line Items]
Purchase order consideration amount | $		825,000
Subsequent Event [Member] | Nova Samoa [Member] | Macro IT Solutions [Member]
Subsequent Event [Line Items]
Purchase order consideration amount | $		$ 813,750
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Shares purchased | shares	500,000		434,000	250,000	250,000	125,000
Common stock par value | $ / shares	$ 0.001			$ 0.001	$ 0.001	$ 0.001
Purchase price per share | $ / shares	$ 0.40		$ 0.50	$ 0.60	$ 0.60	$ 1.20
Share aggregate price | $	$ 200,000			$ 150,000	$ 150,000	$ 150,000
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares purchased | shares			217,000	250,000	250,000
Common stock par value | $ / shares				$ 0.001	$ 0.001
Purchase price per share | $ / shares			$ 0.50	$ 0.60	$ 0.60
Share aggregate price | $			$ 434,000	$ 150,000	$ 150,000
First Phase [Member]
Subsequent Event [Line Items]
Percentage of prepaid expenses																				40.00%	40.00%
Second Phase [Member]
Subsequent Event [Line Items]
Percentage of prepaid expenses																				20.00%	20.00%
Third Phase [Member]
Subsequent Event [Line Items]
Percentage of prepaid expenses																				20.00%	20.00%
Fourth Phase [Member]
Subsequent Event [Line Items]
Percentage of prepaid expenses																				20.00%	20.00%